As filed with the Securities and Exchange Commission on March 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21649

                          INSTITUTIONAL LIQUIDITY TRUST
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Institutional Liquidity Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                   DECEMBER 31, 2004 (UNAUDITED)
SCHEDULE OF INVESTMENTS Institutional Liquidity Portfolio
---------------------------------------------------------

PRINCIPAL AMOUNT                                                                   RATING                  VALUE(++)
(000's omitted)                                                                Moody's   S&P     (000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (5.7%)
$ 25,000   Federal Home Loan Bank, Disc. Notes, 1.70%, due 2/4/05              AGY       AGY     $     24,962
 105,060   Federal National Mortgage Association, Disc. Notes, 2.41% &
           2.43%, due 3/23/05                                                  AGY       AGY          104,502
                                                                                                 ------------
           TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                    129,464
                                                                                                 ------------
CERTIFICATES OF DEPOSIT (18.6%)
  30,000   Bank of Montreal, Yankee CD, 2.22%, due 1/5/05                      P-1       A-1+          30,000
  40,000   BNP Paribas NY, Domestic CD, 2.11% & 2.16%, due 2/4/05 & 4/25/05    P-1       A-1+          40,001
  10,000   Canadian Imperial Bank, Yankee CD, 1.30%, due 2/18/05               P-1       A-1           10,000
  16,000   Citibank NA, Domestic CD, 2.24%, due 2/15/05                        P-1       A-1+          16,000
  15,000   Deutsche Bank AG, Yankee CD, 1.96%, due 3/9/05                      P-1       A-1+          15,000
  63,000   HBOS Treasury Services, Yankee CD, 2.08% & 2.26%, due 2/3/05 &
           3/29/05                                                             P-1       A-1+          63,001
  25,000   Lloyd's TSB Bank PLC, Yankee CD, 2.01%, due 1/25/05                 P-1       A-1+          25,000
  65,000   Natexis Banque NY, Yankee CD, 2.10% - 2.24%, due 2/4/05 - 2/18/05   P-1       A-1           65,000
  55,000   Royal Bank of Canada NY, Yankee CD, 2.00% & 2.01%, due 1/21/05 &
           2/14/05                                                             P-1       A-1+          55,000
  50,000   Royal Bank of Scotland, Yankee CD, 2.06%, due 2/2/05                P-1       A-1+          50,000
  25,000   Svenska Handelsbanken AB, Yankee CD, 2.06%, due 1/10/05             P-1       A-1           25,000
  30,000   Toronto Dominion Bank, Yankee CD, 2.26%, due 2/3/05                 P-1       A-1           30,000
                                                                                                 ------------
           TOTAL CERTIFICATES OF DEPOSIT                                                              424,002
                                                                                                 ------------
COMMERCIAL PAPER (57.7%)
  65,000   ABN AMRO North America Finance, Inc., 2.29% & 2.32%, due 3/1/05 &
           3/3/05                                                              P-1       A-1+          64,760
  15,000   Amstel Funding Corp., 2.24%, due 2/16/05                            P-1       A-1+          14,959
  23,000   Amsterdam Funding Corp., 2.13%, due 1/10/05                         P-1       A-1           22,991
  57,236   Atlantic Asset Securitization Corp., 2.26% - 2.33%, due 1/11/05 -
           1/27/05                                                             P-1       A-1           57,181
  60,000   Banque Generale du Luxembourg, 2.24% & 2.24%, due 2/16/05           P-1       A-1+          59,836
  50,000   Barclays U.S. Funding Corp., 2.24%, due 2/16/05                     P-1       A-1+          49,863
  40,000   Barton Capital Corp., 2.25% & 2.27%, due 1/4/05 & 1/10/05           P-1       A-1+          39,990
  50,000   Bear Stearns Co., Inc., 2.25%, due 1/10/05                          P-1       A-1           49,978
  65,000   Blue Ridge Asset Funding, 2.32%, due 1/14/05                        P-1       A-1           64,954
  50,000   BMW US Capital Corp., 2.15%, due 1/3/05                             P-1       A-1           50,000
  20,000   BNP Paribas Finance, 1.74%, due 1/18/05                             P-1       A-1+          19,986
  50,000   Citigroup Global Markets, Inc., 2.30%, due 2/7/05                   P-1       A-1+          49,888
  46,480   Danske Corp., Ser. B, 2.34%, due 1/6/05                             P-1       A-1+          46,471
  30,000   Depfa Bank AG, 2.26%, due 2/16/05                                   P-1       A-1+          29,917
  50,000   DnB NORBank ASA, 2.24%, due 2/18/05                                 P-1       A-1           49,857
  45,000   General Electric Capital Corp., 1.85% & 2.26%, due 2/15/05 &
           2/18/05                                                             P-1       A-1+          44,890
  20,000   Goldman Sachs Group, Inc., 1.92%, due 2/22/05                       P-1       A-1           19,947
  25,000   ING America Insurance Holdings, Inc., 1.93%, due 1/21/05            P-1       A-1           24,976
  20,000   Ivory Funding Corp., 2.24%, due 1/31/05                             P-1       A-1           19,965
  60,000   Jupiter Securitization Corp., 2.28%, due 1/7/05                     P-1       A-1           59,985
  40,000   Nationwide Building Society, 2.27%, due 1/10/05                     P-1       A-1           39,982
  30,000   Nestle Capital Corp., 1.91%, due 1/26/05                            P-1       A-1+          29,963
  29,451   Old Line Funding Corp., 2.17% & 2.28%, due 1/4/05 & 1/10/05         P-1       A-1+          29,445
  42,723   Preferred Receivables Funding, 2.21%, due 1/18/05                   P-1       A-1           42,684
  50,000   Procter & Gamble, Inc., 1.96%, due 1/18/05                          P-1       A-1+          49,959
  60,000   Rabobank US Financial Corp., 2.29%, due 2/1/05                      P-1       A-1+          59,889
  30,000   Societe Generale NA, Inc., 1.93%, due 3/9/05                        P-1       A-1+          29,896
  22,140   Tulip Funding Corp., 2.29%, due 1/31/05                             P-1       A-1+          22,101
  60,000   UBS Finance (Delaware), Inc., 1.72% - 1.81%, due 1/18/05

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                   DECEMBER 31, 2004 (UNAUDITED)
SCHEDULE OF INVESTMENTS Institutional Liquidity Portfolio cont'd
--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                   RATING                  VALUE(++)
(000's omitted)                                                                Moody's   S&P     (000's omitted)
           2/22/05                                                             P-1       A-1+          59,890
  22,000   Variable Funding Capital Corp., 2.32%, due 1/14/05                  P-1       A-1           21,984
  55,849   Westpac Capital Corp., 1.97% & 2.23%, due 1/7/05 & 2/22/05          P-1       A-1+          55,791
  15,000   Westpac Trust Securities Ltd., 2.41%, due 4/1/05                    P-1       A-1+          14,912
  15,000   Yorktown Capital LLC, 2.28%, due 1/28/05                            P-1       A-1+          14,976
                                                                                                 ------------
           TOTAL COMMERCIAL PAPER                                                                   1,311,866
                                                                                                 ------------
TIME DEPOSITS (17.1%)
  90,000   Chase Manhattan Bank, Grand Cayman, 2.00% & 2.25%, due 1/3/05       P-1       A-1           90,000
  80,000   Compass Bank, 2.16%, due 1/3/05                                     P-1       A-2           80,000
  65,000   Key Bank, 2.22%, due 1/3/05                                         P-1       A-1           65,000
  88,000   SunTrust, Grand Cayman, Inc., 2.00% & 2.22%, due 1/3/05             P-1       A-1           88,000
  65,000   Wells Fargo Bank, Grand Cayman, 2.25%, due 1/3/05                   P-1       A-1+          65,000
                                                                                                 ------------
           TOTAL TIME DEPOSITS                                                                        388,000
                                                                                                 ------------
CORPORATE DEBT SECURITIES (0.9%)
  20,000   General Electric Co., Floating Rate Notes, 2.15%,
           due 10/24/05                                                        P-1       A-1+          20,012
                                                                                                 ------------
           TOTAL INVESTMENTS (100.0%)                                                               2,273,344

           Liabilities, less cash, receivables and other assets [(0.5%)]                                 (513)
                                                                                                 ------------
           TOTAL NET ASSETS (100.0%)                                                              $ 2,272,831
                                                                                                  ===========

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                   DECEMBER 31, 2004 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(++) Investment securities of Institutional Liquidity Portfolio are valued at amortized cost, which approximates U.S. Federal income tax cost.

                                                   DECEMBER 31, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Prime Portfolio
---------------------------------------

PRINCIPAL AMOUNT                                                                               RATING                   VALUE(++)
(000's omitted)                                                                          Moody's       S&P     (000's omitted)
CERTIFICATES OF DEPOSIT (4.2%)
    $ 10,000        Depfa Bank NA, Yankee CD, 2.42%, due 5/10/05                         P-1          A-1+          $   9,992
      22,000        Wells Fargo Bank NA, Domestic CD, 2.42%, due 1/7/05                  P-1          A-1+             22,000
                                                                                                                    ---------
                    TOTAL CERTIFICATES OF DEPOSIT                                                                      31,992
                                                                                                                    ---------
COMMERCIAL PAPER (75.9%)
       9,150        ABN AMRO North America Finance, Inc., 2.32%, due 2/10/05             P-1          A-1+              9,128
      20,000        Ajax Bambino Funding Corp., 2.40%, due 1/24/05                       P-1          A-1+             19,972
      20,951        Amstel Funding Corp., 2.38% & 2.67%, due 2/22/05 & 6/15/05           P-1          A-1+             20,785
      22,000        Atlantic Asset Securitization Corp., 2.35% & 2.41%, due 1/26/05 &
                    2/22/05                                                              P-1           A-1             21,939
      20,000        AWB Harvest Finance LTD, 2.40%, due 2/15/05                          P-1          A-1+             19,943
      16,300        Banque Generale du Luxembourg, 2.39%, due 2/23/05                    P-1          A-1+             16,245
      10,000        Blue Ridge Asset Funding, 2.32%, due 1/14/05                         P-1           A-1              9,993
      16,900        Ciesco LLC, 2.34%, due 2/7/05                                        P-1          A-1+             16,862
      20,000        CRC Funding LLC, 2.37%, due 2/9/05                                   P-1          A-1+             19,951
      10,000        Credit Suisse First Boston NY, Inc., 2.33%, due 1/31/05              P-1           A-1              9,982
      22,000        Danske Corp., 2.35%, due 1/4/05                                      P-1          A-1+             21,999
      22,000        Deutsche Bank AG, 2.30%, due 1/5/05                                  P-1          A-1+             21,997
      20,000        Eiffel Funding LLC, 2.35%, due 1/10/05                               P-1           A-1             19,991
       3,000        Fairway Finance Corp., 2.38%, due 1/26/05                            P-1           A-1              2,995
      22,000        Grampain Funding LLC, 2.36%, due 1/13/05                             P-1          A-1+             21,986
      10,000        HBOS Treasury Services, 2.28%, due 1/28/05                           P-1          A-1+              9,984
      22,640        Ivory Funding Corp., 2.46% & 2.52%, due 3/17/05 & 4/15/05            P-1           A-1             22,496
      23,000        Jupiter Securitization Corp., 2.33% & 2.35%, due 2/4/05              P-1           A-1             22,952
      22,000        KittyHawk Funding Corp., 2.34%, due 1/26/05                          P-1          A-1+             21,967
      21,500        Morgan Stanley, 2.33%, due 1/12/05                                   P-1           A-1             21,487
      21,500        Nationwide Building Society, 2.38%, due 2/22/05                      P-1           A-1             21,429
      27,500        Old Line Funding Corp., 2.33% & 2.35%, due 1/5/05 & 1/19/05          P-1          A-1+             27,491
      20,000        Picaros Funding, 2.36%, due 1/14/05                                  P-1           A-1             19,986
      15,000        Royal Bank of Scotland, 2.29%, due 1/24/05                           P-1          A-1+             14,980
      22,000        Sheffield Receivables, 2.34%, due 1/25/05                            P-1          A-1+             21,968
      23,057        Sigma Finance, 2.40% - 2.48%, due 3/1/05 - 3/29/05                   P-1          A-1+             22,934
      22,253        Thunder Bay Funding Inc., 2.35% & 2.46%, due 1/7/05 & 3/23/05        P-1           A-1             22,210
      21,500        Tulip Funding Corp., 2.35%, due 1/20/05                              P-1          A-1+             21,476
      22,000        UBS Finance (Delaware) Inc., 2.39%, due 1/5/05                       P-1          A-1+             21,997
      22,000        Yorktown Capital LLC, 2.35%, due 1/5/05                              P-1          A-1+             21,997
                                                                                                                    ---------
                    TOTAL COMMERCIAL PAPER                                                                            569,122
                                                                                                                    ---------
TIME DEPOSITS (4.4%)
      33,000        SunTrust, Grand Cayman, Inc., 2.06%, due 1/3/05                      P-1           A-1             33,000
                                                                                                                    ---------
CORPORATE DEBT SECURITIES (14.6%)
      10,000        American Express Credit Corp., Floating Rate Medium-Term Notes,
                    Ser. B, 2.51%, due 4/18/05                                           P-1           A-1             10,004
       4,425        American Express Credit Corp., Floating Rate Medium-Term Notes,
                    Ser. B, 2.45%, due 12/19/05                                          P-1           A-1              4,428
      20,000        Bank One NA Illinois, Floating Rate Bank Notes, 2.63%, due
                    9/19/05                                                              P-1           A-1             20,023
      20,000        Citigroup Global Markets, Floating Rate Medium-Term Notes, Ser.
                    A, 2.52%, due 12/12/05                                               P-1          A-1+             20,015
      10,000        Credit Agricole Indosuez, Floating Rate Notes, 2.34%, due 8/23/05    P-1          A-1+              9,997
      10,000        Credit Suisse First Boston, Floating Rate Notes, 2.57%, due
                    12/29/05                                                             P-1           A-1             10,004
      20,000        General Electric Co., Floating Rate Notes, 2.15%,
                    due 10/24/05                                                         P-1          A-1+             20,010

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                   DECEMBER 31, 2004 (UNAUDITED)
SCHEDULE OF INVESTMENTS Prime Portfolio cont'd
--------------------------------------------------------------

PRINCIPAL AMOUNT                                                                               RATING                   VALUE(++)
(000's omitted)                                                                          Moody's       S&P     (000's omitted)
       7,850        HBOS Treasury Services PLC, Floating Rate Notes, 2.09%, due
                    1/12/06                                                              P-1          A-1+              7,854
       7,000        Royal Bank of Scotland, Floating Rate Notes, 2.34%, due 6/20/05      P-1          A-1+              6,999
                                                                                                                     --------
                    TOTAL CORPORATE DEBT SECURITIES                                                                   109,334

ASSET-BACKED SECURITIES (2.2%)
      16,395        USAA Auto Owner Trust AB Trust, Ser. 2004-3, Class A1, 2.34%, due
                    11/15/05                                                             P-1          A-1+             16,384
                                                                                                                     --------
                    TOTAL INVESTMENTS (101.3%)                                                                        759,832

                    Liabilities, less cash, receivables and other assets [(8.2%)]                                     (9,977)
                                                                                                                     --------
                    TOTAL NET ASSETS (100.0%)                                                                        $749,855
                                                                                                                     ========


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                   DECEMBER 31, 2004 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(++) Investment securities of Prime Portfolio are valued at amortized cost, which approximates U.S. Federal income tax cost.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Institutional Liquidity Trust


By: /s/ Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  February 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ------------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  February 25, 2005



By: /s/ Barbara Muinos
    ------------------------
    Barbara Muinos
    Treasurer and Principal Financial
    and Accounting Officer

Date:  February 25, 2005